Segmented information	12 Months Ended
Dec. 31, 2025
Segmented information
Segmented information

4. Segmented information

	Year Ended December 31, 2025
									Continuing	Discontinued
	Canada	France	Netherlands	Germany	Ireland	Australia	CEE	Corporate	operations	operations (1)	Total
Total assets	2,708,214	386,041	136,136	553,048	491,483	128,300	82,112	858,886	5,344,220	—	5,344,220
Drilling and development	392,179	42,138	54,954	57,529	2,975	38,241	8,186	—	596,202	21,048	617,250
Exploration and evaluation	—	—	—	15,155	—	—	2,517	—	17,672	—	17,672

Crude oil and condensate sales	400,506	234,567	953	58,482	53	127,278	42	—	821,881	190,319	1,012,200
NGL sales	88,663	—	—	—	—	—	—	—	88,663	12,681	101,344
Natural gas sales	282,633	—	131,551	140,049	294,056	—	61,918	—	910,207	7,643	917,850
Sales of purchased commodities	—	—	—	—	—	—	—	63,514	63,514	—	63,514
Royalties	(63,834)	(34,301)	(10)	(10,990)	—	—	(9,989)	—	(119,124)	(40,591)	(159,715)
Revenue from external customers	707,968	200,266	132,494	187,541	294,109	127,278	51,971	63,514	1,765,141	170,052	1,935,193
Purchased commodities	—	—	—	—	—	—	—	(63,514)	(63,514)	—	(63,514)
Transportation	(84,782)	(23,919)	—	(14,786)	(9,396)	—	—	—	(132,883)	(7,007)	(139,890)
Operating	(214,729)	(68,516)	(38,742)	(59,354)	(55,299)	(68,246)	(3,635)	—	(508,521)	(59,115)	(567,636)
General and administration (2)	(46,328)	(14,473)	(5,371)	(14,184)	(6,692)	(6,376)	(5,026)	—	(98,450)	(20,367)	(118,817)
Petroleum resource rent tax	—	—	—	—	—	2,955	—	—	2,955	—	2,955
Corporate income tax (expense) recovery	—	299	(13,272)	(1,069)	(1,274)	(761)	(5,539)	(4,428)	(26,044)	—	(26,044)
Interest expense	—	—	—	—	—	—	—	(132,748)	(132,748)	—	(132,748)
Equity based compensation	—	—	—	—	—	—	—	(6,319)	(6,319)	—	(6,319)
Realized gain on derivative instruments	—	—	—	—	—	—	—	141,648	141,648	—	141,648
Realized foreign exchange gain	—	—	—	—	—	—	—	1,223	1,223	—	1,223
Realized other expense	—	—	—	—	—	—	—	(15,800)	(15,800)	—	(15,800)
Fund flows from operations	362,129	93,657	75,109	98,148	221,448	54,850	37,771	(16,424)	926,688	83,563	1,010,251

	Year Ended December 31, 2024
									Continuing	Discontinued
	Canada	France	Netherlands	Germany	Ireland	Australia	CEE	Corporate	operations	operations (1)	Total
Total assets	1,292,952	630,120	190,023	469,295	921,331	283,880	95,908	1,180,060	5,063,569	1,052,007	6,115,576
Drilling and development	301,651	45,671	25,905	66,545	4,355	29,284	4,838	—	478,249	108,713	586,962
Exploration and evaluation	—	—	—	28,043	—	—	7,975	—	36,018	—	36,018

Crude oil and condensate sales	275,879	314,232	2,515	48,275	—	182,847	37	—	823,785	398,694	1,222,479
NGL sales	52,306	—	—	—	—	—	—	—	52,306	27,250	79,556
Natural gas sales	85,754	—	136,795	101,450	311,325	—	35,078	—	670,402	8,970	679,372
Sales of purchased commodities	—	—	—	—	—	—	—	92,843	92,843	—	92,843
Royalties	(39,152)	(41,585)	(244)	(5,703)	—	—	(6,232)	—	(92,916)	(85,034)	(177,950)
Revenue from external customers	374,787	272,647	139,066	144,022	311,325	182,847	28,883	92,843	1,546,420	349,880	1,896,300
Purchased commodities	—	—	—	—	—	—	—	(92,843)	(92,843)	—	(92,843)
Transportation	(42,870)	(23,106)	—	(11,853)	(8,418)	—	—	—	(86,247)	(12,686)	(98,933)
Operating	(145,480)	(69,376)	(41,127)	(53,129)	(54,177)	(80,347)	(2,537)	—	(446,173)	(121,740)	(567,913)
General and administration (2)	(11,080)	(18,214)	(8,327)	(13,053)	(8,029)	(8,087)	(7,220)	—	(74,010)	(25,493)	(99,503)
Petroleum resource rent tax	—	—	—	—	—	(11,702)	—	—	(11,702)	—	(11,702)
Corporate income tax (expense) recovery	38	(12,225)	(32,592)	(18,558)	(1,403)	(3,022)	7	1,332	(66,423)	(19)	(66,442)
Interest expense	—	—	—	—	—	—	—	(84,606)	(84,606)	—	(84,606)
Equity based compensation	—	—	—	—	—	—	—	(14,361)	(14,361)	—	(14,361)
Realized gain on derivative instruments	—	—	—	—	—	—	—	345,318	345,318	—	345,318
Realized foreign exchange gain	—	—	—	—	—	—	—	7,735	7,735	—	7,735
Realized other expense	—	—	—	—	—	—	—	(7,267)	(7,267)	—	(7,267)
Fund flows from operations	175,395	149,726	57,020	47,429	239,298	79,689	19,133	248,151	1,015,841	189,942	1,205,783
(1)	Fund flows from discontinued operations is comprised of the fund flows from operations from the United States and Saskatchewan segments. The prior period results have been presented to conform with current period presentation. Refer to Note 6 – “Discontinued operations” for additional information.
(2)	General and administration expenses previously presented within the Corporate segment have been reclassified to our Canadian segment. The prior period results have been presented to conform with current period presentation.

Substantially all sales in the France operating segment for the years ended December 31, 2025 and December 31, 2024 were to one customer. In 2025 and 2024, France contributed more than 10% of Vermilion’s consolidated revenues.

Reconciliation of fund flows from continuing operations to net loss from continuing operations:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Fund flows from continuing operations	926,688	1,015,841
Equity based compensation	(18,847)	(15,569)
Unrealized gain (loss) on derivative instruments	116,299	(452,858)
Unrealized foreign exchange loss	(41,098)	(59,463)
Accretion	(71,629)	(66,179)
Depletion and depreciation	(697,461)	(563,982)
Impairment expense	(572,159)	—
Deferred tax recovery (expense)	(16,901)	51,875
Unrealized other income (expense)	10,303	(5,834)
Net loss from continuing operations	(364,805)	(96,169)